Consolidated balance sheet - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	CAD 1,044	CAD 967
Accounts receivable	2,537	2,093
Inventories	378	368
Assets held for sale	0	3,717
Other (Note 7)	691	908
Total Current Assets	4,650	8,053
Plant, Property and Equipment (Note 8)	57,277	54,475
Equity Investments (Note 9)	6,366	6,544
Regulatory Assets (Note 10)	1,376	1,322
Goodwill (Note 11)	13,084	13,958
Loan Receivable from Affiliate (Note 9)	919	0
Intangible and Other Assets (Note 12)	1,423	2,947
Restricted Investments	915	642
Total Assets	86,010	87,941
Current Liabilities
Notes payable (Note 13)	1,763	774
Accounts payable and other (Note 14)	4,071	3,876
Dividends payable	552	491
Due to affiliate (Note 28)	2,551	2,358
Accrued interest	605	595
Liabilities related to assets held for sale	0	86
Current portion of long-term debt (Note 17)	2,866	1,838
Total Current Liabilities	12,408	10,018
Regulatory Liabilities (Note 10)	4,321	2,121
Other Long-Term Liabilities (Note 15)	727	1,183
Deferred Income Tax Liabilities (Note 16)	5,403	7,662
Long-Term Debt (Note 17)	31,875	38,312
Junior Subordinated Notes (Note 18)	7,007	3,931
Total Liabilities	61,741	63,227
Common Units Subject to Rescission or Redemption (Note 19)	0	1,179
EQUITY
Common shares, no par value (Note 20)	21,761	20,981
Additional paid-in capital	0	211
Retained earnings	2,387	1,577
Accumulated other comprehensive loss (Note 21)	(1,731)	(960)
Controlling Interests	22,417	21,809
Non-controlling interests (Note 19)	1,852	1,726
Total Equity	24,269	23,535
Total Liabilities and Equity	CAD 86,010	CAD 87,941